Schedule of Debt (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total long term debt	€ 328	€ 622
Less current portion	90	207
Total long-term portion	239	415
JAPAN [Member]
Total long term debt	312	497
ITALY [Member]
Total long term debt	9	114
MALAYSIA [Member]
Total long term debt	€ 7	€ 11